Consolidated Balance Sheets	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 31,172,798	$ 4,005,088	$ 44,637,131
Restricted cash	15,023,582	1,930,233	14,545,723
Accounts receivable, net Third parties	28,739,851	3,692,502	23,167,061
Accounts receivable, net Related party	516,920	66,414	570,149
Prepayments and other current assets, net	13,517,496	1,736,731	21,274,088
Investment in life insurance contract, net			1,555,526
Inventories, net	12,849,149	1,650,861	11,757,137
Prepaid income tax	277,570	35,662
Total current assets	102,097,366	13,117,491	117,506,815
NON-CURRENT ASSETS
Plant and equipment, net	26,984,809	3,467,014	22,700,784
Intangible assets, net	650,700	83,602	674,777
Investment in life insurance contract, net	1,559,502	200,365
Prepayments	9,804,167	1,259,641	14,191,667
Prepayment for acquisition of plant and equipment	4,056,564	521,188	23,599
Operating lease right-of-use assets, net	25,679,797	3,299,346	6,960,066
Deferred tax assets	1,495,836	192,185	1,870,819
Total non-current assets	70,231,375	9,023,341	46,421,712
Total assets	172,328,741	22,140,832	163,928,527
CURRENT LIABILITIES
Accounts and bills payables	53,960,626	6,932,872	54,392,905
Accruals and other payables	6,444,731	828,020	12,758,304
Banks and other borrowings	23,549,661	3,025,665	13,402,782
Operating lease liabilities	5,113,112	656,934	2,270,289
Total current liabilities	89,168,130	11,456,339	83,070,465
NON-CURRENT LIABILITIES
Banks and other borrowings	10,783,889	1,385,516	3,776,763
Deferred tax liabilities	6,526	838	156,926
Operating lease liabilities	20,566,685	2,642,412	4,689,777
Total non-current liabilities	31,357,100	4,028,766	8,623,466
Total liabilities	120,525,230	15,485,105	91,693,931
COMMITMENTS AND CONTINGENCIES (Note 22)
SHAREHOLDERS’ EQUITY
Ordinary shares, value			9,889
Additional paid-in capital	68,647,780	8,819,881	68,647,780
Statutory reserve	278,740	35,813	278,740
Accumulated other comprehensive income	2,244,558	288,383	2,860,221
Retained earnings (accumulated losses)	(19,377,456)	(2,489,620)	437,966
Total shareholders’ equity	51,803,511	6,655,727	72,234,596
Total liabilities and shareholders’ equity	172,328,741	22,140,832	163,928,527
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	5,505	707
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	4,384	563
Related parties
CURRENT LIABILITIES
Due to related parties	$ 100,000	$ 12,848	$ 246,185